Offerings - Offering: 1	Oct. 24, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	534,740
Proposed Maximum Offering Price per Unit	0.805
Maximum Aggregate Offering Price	$ 430,465.7
Offering Note
(1)

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.